UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:          CapitalWorks Investment Partners, LLC

Address:       402 West Broadway
               25th Floor
               San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John D. Wylie
Title:         Partner, CapitalWorks Investment Partners, LLC
Phone:         (619) 615-1000


Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA          February 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
               NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  141

Form 13F Information Table Value Total:  $763,285,132.57


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE


                                                       FORM 13F INFORMATION TABLE
                                                 CAPITALWORKS INVESTMENT PARTNERS, LLC

   COLUMN 1                       COLUMN 2      COLUMN 3      COLUMN 4     COLUMN 5           COLUMN 6   COLUMN 7    COLUMN 8
                                                               VALUE       SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP        (X$1000)     PRN AMT   PRN CALL DISCRETION MANAGER  SOLE SHARED NONE

AGERE SYS INC                 NOTE 6.500% 12/1 00845VAA8       411,000.00    300,000                               X
CORNING INC                   NOTE 3.500% 11/0 219350AK1       371,625.00    300,000                               X
PROVIDIAN FINL CORP           NOTE 4.000% 5/1  74406AAC6       346,500.00    300,000                               X
TYCO INTL GROUP S A           DBCV 3.125% 1/1  902118BE7       341,875.00    250,000                               X
TERADYNE INC                  SDCV 3.750% 10/1 880770AD4       287,500.00    250,000                               X
MAXTOR CORP                   NOTE 6.800% 4/3  577729AC0       285,750.00    200,000                               X
PMI GROUP INC                 CONVERTIBLE
                                BONDS          69344MAE1       272,812.50    250,000                               X
LIBERTY MEDIA CORP            DEB 3.250% 3/1   530715AR2       260,000.00    250,000                               X
LIBERTY MEDIA CORP            DEB 3.500% 1/1   530715AN1       251,250.00    300,000                               X
L-3 COMMUNICATIONS HLDGS INC  DEBT 4.000% 9/1  502424AD6       164,062.50    150,000                               X
ARCH COAL INC                 PFD CV 5% PERP   039380209       469,370.00      5,500                               X
3COM CORP COM                 COM              885535104    15,779,538.00  1,931,400                               X
4KIDS ENTMT INC               COM              350865101     4,345,340.00    167,000                               X
AEROFLEX INC                  COM              007768104    14,178,468.00  1,210,800                               X
AEROPOSTALE                   COM              007865108    15,909,084.00    580,200                               X
AGERE SYS INC                 CL A             00845V100     9,738,040.00  3,192,800                               X
AGILE SOFTWARE CORP DEL       COM              00846X105     4,954,048.00    499,400                               X
ALBANY INTL CORP              CL A             012348108     8,193,630.00    241,700                               X
ALCOA INC                     COM              013817101     3,408,600.00     89,700                               X
AMERITRADE HOLDING CORP NEW   COM              03074K100        14,109.00      1,000                               X
AMIS HLDNGS INC               COM              031538101     8,151,052.00    445,900                               X
AMKOR TECHNOLOGY              COM              031652100     3,555,440.00    196,000                               X
ANDRX CORP DEL                ANDRX GROUP      034553107    10,606,448.00    441,200                               X
ANN TAYLOR STORES CORP        COM              036115103     4,024,800.00    103,200                               X
ANTEON INTL CORP              COM              03674E108    11,197,130.00    310,600                               X
APPLIED MATLS INC             COM              038222105     6,395,400.00    285,000                               X
AUGUST TECHNOLOGY CORP        COM              05106U105     3,195,480.00    171,800                               X
AVAYA INC                     COM              053499109     4,522,530.00    349,500                               X
BE AEROSPACE                  COM              073302101     2,665,980.00    493,700                               X
BED BATH & BEYOND INC         COM              075896100     4,898,550.00    113,000                               X
BJ SVCS CO                    COM              055482103         7,180.00        200                               X
CANON INC                     ADR              138006309        19,056.00        400                               X
C D W CORP                    COM              12512N105     8,721,760.00    151,000                               X
CEPHEID                       COM              15670R107        12,454.00      1,300                               X
CEVA INC                      COM              157210105     3,946,431.00    379,100                               X
CHINA PET & CHEM CORP         SPON ADR H SHS   16941R108         8,882.00        200                               X
CHINA UNICOM LTD              SPONSORED ADR    16945R104        14,010.00      1,500                               X
CLICK2LEARN INC               COM              18681S106     1,771,350.00    843,500                               X
CLICKSOFTWARE TECHNOLOGIES L  ORD              M25082104     2,176,680.00    533,500                               X
COACH INC                     COM              189754104         7,550.00        200                               X
COMFORT SYS USA               COM              199908104     2,148,160.00    392,000                               X
CONCORD CAMERA CORP           COM              206156101         6,475.00        700                               X
CUMULUS MEDIA INC             CL A             231082108         8,800.00        400                               X
CYPRESS SEMICONDUCTOR CORP    COM              232806109    12,980,472.00    607,700                               X
DYAX CORP                     COM              26746E103       281,990.00     34,600                               X
EDO CORP                      COM              281347104    19,125,935.00    775,900                               X
EMBARCADERO TECHNOLOGIES      COM              290787100     2,486,605.00    155,900                               X
ENSCO INTL INC                COM              26874Q100     4,276,558.00    157,400                               X
ETHAN ALLEN INTERIORS         COM              297602104     1,884,600.00     45,000                               X
F5 NETWORKS INC               COM              315616102    13,378,300.00    533,000                               X
FILENET CORP                  COM              316869106     7,601,356.00    280,700                               X
FLIR SYS INC                  COM              302445101     7,354,750.00    201,500                               X
FOSSIL INC                    COM              349882100    14,363,178.00    510,600                               X
GENERAL ELEC CO               COM              369604103     2,806,788.00     90,600                               X
GLOBAL PMTS                   COM              37940X102     6,474,288.00    137,400                               X
GOLDMAN SACHS GROUP INC       COM              38141G104     3,366,693.00     34,100                               X
GRAFTECH INTL LTD             COM              384313102     7,484,400.00    554,400                               X
GREY WOLF INC                 COM              397888108     2,777,324.00    742,600                               X
GUESS INC                     COM              401617105     1,896,197.00    157,100                               X
HALLIBURTON CO                COM              406216101     3,809,000.00    146,500                               X
HEARST-ARGYLE TELEVISION INC  COM              422317107     7,314,424.00    265,400                               X
HELIX TECHNOLOGY CORP         COM              423319102     2,545,746.00    123,700                               X
ICU MED INC                   COM              44930G107     7,780,401.00    226,900                               X
ILEX ONCOLOGY INC             COM              451923106     9,728,250.00    457,800                               X
IMPCO TECHNOLOGIES INC        COM              45255W106     2,563,680.00    294,000                               X
INSTINET GROUP INC            COM              457750107         7,725.00      1,500                               X
INTEGRATED DEVICE TECHNOLOGY  COM              458118106    13,330,788.00    776,400                               X
INTEGRATED SILICON SOLUTION   COM              45812P107     3,496,210.00    223,400                               X
INTERNATIONAL SPEEDWAY CORP   CL A             460335201     8,363,608.00    188,200                               X
INTERNET SEC SYS INC          COM              46060X107     4,180,260.00    222,000                               X
INTERWOVEN  INC               COM NEW          46114T508    11,644,447.16    901,273                               X
JEFFERIES GROUP INC NEW       COM              472319102    10,800,842.00    327,100                               X
JILIN CHEM INDL LTD           COM              477418107        10,170.00        500                               X
KROLL INC                     COM              501049100     9,035,000.00    347,500                               X
L3 COMMUNICATION HLDGS INC    COM              502424104     9,486,192.00    184,700                               X
LANDSTAR SYS INC              COM              515098101     1,213,476.00     31,900                               X
LCC INTERNATIONAL INC         CL A             501810105     1,882,598.20    351,100                               X
LIGAND PHARMACEUTICALS INC    CL B             53220K207    13,072,631.00    889,900                               X
LIONBRIDGE TECHNOLOGIES INC   COM              536252109     2,432,640.00    253,400                               X
MASSEY ENERGY CORP            COM              576206106     6,847,360.00    329,200                               X
MAXTOR CORP                   COM              577729205         6,660.00        600                               X
MEDICIS PHARMACEUTICAL CORP   CL A NEW         584690309    14,445,380.00    202,600                               X
MERIDIAN BIOSCIENCE INC       COM              589584101        10,440.00      1,000                               X
MGM MIRAGE                    COM              552953101     3,949,050.00    105,000                               X
MICROSTRATEGY INC             CL A NEW         594972408     3,642,112.00     69,400                               X
MILLENNIUM PHARMACEUTICALS I  COM              599902103     8,414,880.00    451,200                               X
MKS INSTRUMENT INC            COM              55306N104     7,966,300.00    274,700                               X
MPS GROUP INC                 COM              553409103    11,104,060.00  1,187,600                               X
NABI BIOPHARMACEUTICALS       COM              629519109     4,570,516.00    359,600                               X
NABORS INDUSTRIES LTD         SHS              G6359F103     3,764,050.00     90,700                               X
NATIONAL SEMICONDUCTOR CORP   COM              637640103     4,965,660.00    126,000                               X
NATIONAL-OILWELL INC          COM              637071101    11,429,314.00    511,150                               X
NAVISTAR INTL CORP NEW        COM              63934E108     2,868,611.00     59,900                               X
NETEGRITY INC                 COM              64110P107     3,577,346.16    352,101                               X
NEXTEL PARTNERS INC           CL A             65333F107    12,159,472.50    904,050                               X
NOVELL INC                    COM              670006105     9,548,604.00    906,800                               X
NPS PHARMACEUTICALS INC       COM              62936P103    10,458,812.00    340,900                               X
O2 MICRO INTERNATIONAL LIMITE ORD              G6797E106    13,280,900.00    590,000                               X
OMNICOM GROUP INC             COM              681919106         8,733.00        100                               X
OVERLAND STORAGE INC          COM              690310107        13,153.00        700                               X
PACER INTL INC TENN           COM              69373H106     9,109,110.00    450,500                               X
PANAMSAT CORP NEW             COM              697933109     4,562,096.00    211,600                               X
PATTERSON UTI ENERGY INC      COM              703481101    18,524,771.50    562,550                               X
PC-TEL INC                    COM              69325Q105     2,361,775.00    219,700                               X
PDF SOLUTIONS INC             COM              693282105     2,713,290.00    182,100                               X
PHOTON DYNAMICS INC           COM              719364101        16,096.00        400                               X
PROVIDIAN FINL CORP           COM              74406A102    11,108,052.00    954,300                               X
PSYCHIATRIC SOLUTIONS INC     COM              74439H108     2,537,260.00    121,400                               X
QUEST SOFTWARE INC            COM              74834T103    14,722,560.00  1,036,800                               X
QUIDEL CORP                   COM              74838J101        21,540.00      2,000                               X
RARE HOSPITALITY INTL INC     COM              753820109     9,551,152.00    390,800                               X
RAVEN INDS INC                COM              754212108        14,750.00        500                               X
REYNOLDS & REYNOLDS CO        CL A             761695105     4,560,850.00    157,000                               X
ROPER INDS INC NEW            COM              776696106     6,502,320.00    132,000                               X
ROWAN COS INC                 COM              779382100     2,991,247.00    129,100                               X
SCIENTIFIC GAMES CORP         CL A             80874P109    26,552,959.00  1,564,700                               X
SILICON STORAGE TECHNOLOGY I  COM              827057100     6,211,700.00    564,700                               X
SINCLAIR BROADCAST GROUP INC  CL A             829226109     8,484,672.00    566,400                               X
SKILLSOFT PLC                 SPONSORED ADR    830928107     9,500,182.55  1,098,287                               X
SM&A                          COM              78465D105     1,708,200.00    146,000                               X
SMITH INTL INC                COM              832110100     3,753,408.00     90,400                               X
SMURFIT-STONE CONTAINER CORP  COM              832727101     5,233,026.00    281,800                               X
SPEEDWAY MOTORSPORTS INC      COM              847788106    15,333,384.00    530,200                               X
SPORTS AUTHORITY INC NEW      COM              84917U109     3,463,680.00     90,200                               X
STAMPS COM INC                COM              852857101         9,300.00      1,500                               X
STELLENT INC                  COM              85856W105     2,687,328.00    270,900                               X
SUNOPTA INC                   COM              8676EP108     3,268,343.00    354,100                               X
SWIFT TRANSN CO               COM              870756103     4,233,428.00    201,400                               X
SYMBOL TECHNOLOGIES INC       COM              871508107     7,509,294.00    444,600                               X
TELLABS INC                   COM              879664100     6,877,698.00    817,800                               X
TOYOTA MOTOR CORP             SP ADR REP2COM   892331307        10,312.50        150                               X
ULTIMATE SOFTWARE GROUP INC   COM              90385D107     3,042,313.00    346,900                               X
UNIT CORP                     COM              909218109     4,660,545.00    197,900                               X
UNIVERSAL DISPLAY CORP        COM              91347P105         9,604.00        700                               X
VANS INC                      COM              921930103     3,397,898.00    297,800                               X
VARCO INTL INC DEL            COM              922122106    13,190,822.00    639,400                               X
VERISIGN INC                  COM              92343E102     8,334,190.00    511,300                               X
VIASAT INC                    COM              92552V100     7,085,628.00    370,200                               X
WATSON PHARMACEUTICALS INC    COM              942683103     4,172,200.00     90,700                               X
WENDYS INTL INC               COM              950590109     2,935,152.00     74,800                               X
WPP GROUP PLC                 SPON ADR NEW     929309300         9,860.00        200                               X
                                                           763,285,132.57






02466.0001 #463472